Embedded Derivative Asset and Silver Stream (Tables)	12 Months Ended
Dec. 31, 2019
Embedded Derivative Asset and Silver Stream
Schedule of embedded derivative asset

	December 31	December 31
	2019	2018

Embedded derivative asset – Beginning of year	$9,671	$6,600

Fair value adjustment	5,489	3,071

Embedded derivative asset – End of year	$15,160	$9,671